Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions

5. ACQUISITIONS
A) Husky
i) Summary of the Acquisition
On October 25, 2020, Cenovus announced that it had entered into a definitive agreement to combine with Husky. The transaction was accomplished through the Arrangement pursuant to which Cenovus acquired all the issued and outstanding common shares of Husky in exchange for common shares and Cenovus Warrants. In addition, all of the issued and outstanding Husky preferred shares were exchanged for Cenovus preferred shares with substantially identical terms. The Arrangement closed on January 1, 2021.
The Arrangement combined high quality oil sands and heavy oil assets with extensive trading, storage and logistics infrastructure, and downstream assets, which creates opportunities to optimize the margin captured across the heavy oil value chain. With the combination of processing capacity and market access outside Alberta for the majority of the Company’s oil sands and heavy oil production, exposure to Alberta heavy oil price differentials is reduced while maintaining exposure to global commodity prices.
ii) Purchase Price Allocation
Cenovus acquired all the issued and outstanding Husky common shares in consideration for the issuance of 0.7845 Cenovus common shares plus 0.0651 Cenovus Warrants for each Husky common share. Cenovus issued 788.5 million Cenovus common shares with a fair value of $6.1 billion, based on the December 31, 2020, closing share price of $7.75, as reported on the TSX. In addition, 65.4 million Cenovus Warrants were issued. Each whole warrant entitles the holder to acquire one Cenovus common share for a period of five years at an exercise price of $6.54 per share. The fair value of the warrants was estimated to be $216 million. Cenovus also acquired all the issued and outstanding Husky preferred shares in exchange for 36.0 million Cenovus first preferred shares with substantially identical terms and a fair value of $519 million. The outstanding Husky stock options were also exchanged for Cenovus replacement stock options. Each replacement stock option entitles the holder to acquire 0.7845 of a Cenovus common share at an exercise price per share of a Husky stock option divided by 0.7845. The fair value of the replacement stock options was estimated to be $9 million. Cenovus also recognized the one percent non-controlling interest of Husky Energy Inc. in Husky Canada Group Finance Ltd., which had an estimated fair value of $11 million.
The final purchase price allocation is based on Management’s best estimate of fair value and has been retrospectively adjusted to reflect items not initially identified, new information obtained about the conditions that existed at the date of the Arrangement and a better understanding of the assets acquired between January 1, 2021 and December 31, 2021. Changes to identifiable assets acquired and liabilities assumed includes increases of $24 million to accounts receivable and accrued revenues, $45 million to E&E assets, $32 million to other assets, $18 million to accounts payable and accrued liabilities, $137 million to decommissioning liabilities and $37 million to other liabilities offset by decreases of $136 million to long-term income tax receivable, $365 million to PP&E, $94 million to investment in equity-accounted affiliates and $6 million to income tax payable. These adjustments resulted in an increase to the deferred income tax asset, net of $120 million. Total identifiable net assets decreased by $560 million, increasing goodwill by $577 million. The impact to DD&A, income (loss) from equity-accounted affiliates, interest income and general and administrative expense as a result of these adjustments was not material and prior quarters have not been restated to reflect the impact of the measurement period adjustments.
The following table summarizes the details of the consideration and the recognized amounts of assets acquired and liabilities assumed at the date of the acquisition.

As at	January 1, 2021

Consideration
Common Shares	6,111
Preferred Shares	519
Share Purchase Warrants	216
Replacement Stock Options	9
Other	17
Non-Controlling Interest	11
Total Consideration and Non-Controlling Interest	6,883

Identifiable Assets Acquired and Liabilities Assumed
Cash	735
Restricted Cash	164
Accounts Receivable and Accrued Revenues	1,307
Inventories	1,133
Exploration and Evaluation Assets	45
Property, Plant and Equipment	13,296
Right-of-Use Assets	1,132
Long-Term Income Tax Receivable	66
Other Assets	230
Investment in Equity-Accounted Affiliates	363
Deferred Income Tax Assets, Net	1,062
Accounts Payable and Accrued Liabilities	(2,283)
Income Tax Payable	(94)
Short-Term Borrowings	(40)
Long-Term Debt	(6,602)
Lease Liabilities	(1,441)
Decommissioning Liabilities	(2,697)
Other Liabilities	(782)
Total Identifiable Net Assets	5,594
Goodwill	1,289
The fair value of trade and other receivables acquired as part of the acquisition was $1.1 billion, with a gross contractual amount of $1.2 billion. As of the acquisition date, the best estimate of the contractual cash flows not expected to be collected was $45 million.
Goodwill was recognized due to the appreciation of Cenovus’s common share price at the close of the acquisition. Goodwill of $1.3 billion was attributable to the Lloydminster thermal ($651 million), Sunrise ($550 million) and Tucker ($88 million) assets, within the Oil Sands segment, where significant operating synergies are expected to be achieved.
iii) Integration Costs
Transaction costs from the Arrangement exclude share issuance costs related to common shares, preferred shares and warrants. Integration costs recognized in the Consolidated Statements of Earnings (Loss) include the following:

For the year ended December 31, 2021
Transaction Costs	65
Integration Related Costs	104
Severance Payments	180
349
iv) Revenue and Profit ContributionThe acquired business contributed revenues of $21.2 billion, as well as consolidated segment income of $2.0 billion, for the year ended December 31, 2021B) OtherOn September 8, 2021, the Company acquired an additional working interest of 21 percent of the Terra Nova field in Atlantic Canada. Cenovus's working interest in the joint operation is now 34 percent. The total consideration paid was $3 million, net of closing adjustments, and the effective date of the transaction was April 1, 2021. The additional working interest acquired was accounted for as an asset acquisition. Cenovus acquired cash of $78 million and PP&E of $84 million, and assumed decommissioning liabilities of $159 million.